Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares [Member]
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares par value	$ 0.09	$ 0.09
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	9,273,208	435,531,545
Ordinary shares, shares outstanding	9,228,398	435,486,735
Class B Ordinary Shares [Member]
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares par value	$ 0.09	$ 0.09
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	6,666,668	6,666,668
Ordinary shares, shares outstanding	6,666,668	6,666,668